Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events
13.	Subsequent Events

On February 8, 2016, the Company entered into an Equity Purchase Agreement (the "EPA"), Registration Rights Agreement ("RRA") and Convertible Promissory Note in the original principal amount of $50,000 (the "Note") with Kodiak Capital Group, LLC ("Kodiak").

The EPA provides that the Company may, in its discretion, sell up to $1,000,000 of shares of Company common stock to Kodiak. The sale of shares of Company common stock is subject to the conditions set forth in the EPA, which include, but are not limited to, the Company filing a Registration Statement on Form S-1 to register the shares to be sold to Kodiak and the Registration Statement becoming effective. The purchase price to be paid for the shares will be 70% of the market price for such shares as determined pursuant to the terms set forth in the EPA. The RRA provides that the Company will file a Registration Statement to register up to 4,000,000 shares to be sold to Kodiak pursuant to the EPA, or issued to Kodiak upon conversion of the Note, and that the Company shall use commercially reasonable efforts to file the Registration Statement before March 31, 2016. Pursuant to the terms of the EPA, the Company agreed to issue Kodiak the Note as a commitment fee. The Note must be repaid on or before February 2, 2017. The Note may be prepaid by the Company at any time without penalty. The Note may be converted by Kodiak at any time after August 2, 2016 into shares of Company common stock at a conversion price equal to 50% of the market price (as determined in the Note). Any financing pursuant to the EPA is subject to the Company's fulfilling the conditions to sell shares to Kodiak, including the effectiveness of the Registration Statement. The Company cannot provide any assurances that any shares will be sold under the EPA or the prices at which such shares may be sold.

The EPA, RRA and Note also contain certain representations, warranties, covenants and events of default, and increases in the amount of the principal under the Note in the event of such defaults. The foregoing is only a brief description of the material terms of the EPA, RRA and Note, and does not purport to be a complete description of the rights and obligations of the parties thereunder, and such descriptions are qualified in their entirety by reference to the agreements and their exhibits which are filed as an exhibit to this Current Report.

The issuance of the Note was made in reliance on the exemption provided by Section 4(2) of the Securities Act for the offer and sale of securities not involving a public offering, and Regulation D promulgated under the Securities Act. The Company's reliance upon Section 4(2) of the Securities Act in issuing the securities was based upon the following factors: (a) the issuance of the securities was an isolated private transaction by us which did not involve a public offering; (b) there was only one recipient; (c) there were no subsequent or contemporaneous public offerings of the securities by the Company; (d) the securities were not broken down into smaller denominations; (e) the negotiations for the issuance of the securities took place directly between the individual and the Company; and (f) the recipient of the Note was an accredited investor.

On March 15, 2016, MyDx, Inc. (the “Company”) entered into Securities Purchase Agreement (the “SPA”) and Convertible Promissory Note in the original principal amount of $55,750 (the “Note”) with Auctus Fund, LLC (“Auctus”) pursuant to which Auctus funded $50,000 to the Company after the deduction of $5,750 of diligence and legal fees. The Note bears interest at the rate of 10% and must be repaid on or before December 15, 2016. The Note may be prepaid by the Company at any time prior to the date which is 180 days after the date of issuance of the Note in an amount equal to 110% of the amount outstanding. The Note may be converted by Auctus at any time into shares of Company common stock at a conversion price equal to 50% of the market price (as determined in the Note). The SPA and Note also contain certain representations, warranties, covenants and events of default, and increases in the amount of the principal and interest rates under the Note in the event of such defaults. The foregoing is only a brief description of the material terms of the SPA and Note, and does not purport to be a complete description of the rights and obligations of the parties thereunder, and such descriptions are qualified in their entirety by reference to the agreements and their exhibits which are filed as an exhibit to this Current Report.

The issuance of the Note was made in reliance on the exemption provided by Section 4(2) of the Securities Act for the offer and sale of securities not involving a public offering, and Regulation D promulgated under the Securities Act. The Company’s reliance upon Section 4(2) of the Securities Act in issuing the securities was based upon the following factors: (a) the issuance of the securities was an isolated private transaction by us which did not involve a public offering; (b) there was only one recipient; (c) there were no subsequent or contemporaneous public offerings of the securities by the Company; (d) the securities were not broken down into smaller denominations; (e) the negotiations for the issuance of the securities took place directly between the individual and the Company; and (f) the recipient of the Note was an accredited investor.